SCHEDULE OF WARRANT ACTIVITY (Details) - Warrant [Member] - shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding, Beginning		101,200
Weighted Average Exercise Price, Outstanding, Ending		5.00
Number of Warrants, Granted	2,750,000
Weighted Average Exercise Price, Granted	0.88
Number of Warrants, Forfeited
Weighted Average Exercise Price, Forfeited
Number of Warrants, Exercised		(101,200)
Weighted Average Exercise Price, Exercised		5.00
Weighted Average Remaining Contractual Term, Outstanding, Ending	1 year 3 months 18 days	1 year 3 months 18 days
Number of Warrants, Outstanding, Ending	2,750,000
Weighted Average Exercise Price, Outstanding, Ending	0.88
Number of Warrants, Exercisable, Ending	2,750,000
Weighted Average Exercise Price, Exercisable, Ending	0.88
Weighted Average Remaining Contractual Term, Exercisable, Ending	1 year 3 months 18 days